Gratry International Growth Fund
SUMMARY SECTION Gratry International Growth Fund
Investment Objective
The investment objective of the Gratry International Growth Fund (the “Fund”) is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Gratry International Growth Fund - USD ($)	Investor Class	Institutional Class
Maximum sales charge (load) imposed on purchases	none	none
Maximum deferred sales charge (load)	none	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	1.00%	1.00%
Wire fee	$ 20	$ 20
Overnight check delivery fee	25	25
Retirement account fees (annual maintenance fee)	$ 15	$ 15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Gratry International Growth Fund		Investor Class	Institutional Class
Management fees		0.70%	0.70%
Distribution (Rule 12b-1) fee		0.25%	none
Shareholder service fee (up to 0.10%)		0.08%	0.08%
All other expenses		1.31%	1.31%
Other expenses		1.39%	1.39%
Acquired Fund Fees and Expenses		0.02%	0.02%
Total annual fund operating expenses	[1]	2.36%	2.11%
Fees waived and/or expenses reimbursed	[2]	(0.89%)	(0.89%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	[1]	1.47%	1.22%
[1]	The total annual fund operating expenses and total annual fund operating expenses after waiving fees and/or reimbursing expenses do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[2]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.45% and 1.20% of the average daily net assets of Investor Class and Institutional Class shares of the Fund, respectively. This agreement is in effect until September 30, 2017, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund for a period ending three full fiscal years after the date of the waiver or payment.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Gratry International Growth Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Investor Class	150	651	1,180	2,628
Institutional Class	124	575	1,052	2,371

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 87% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 75% of its net assets in equity securities of non-U.S. domiciled companies or depository receipts of non-U.S. domiciled companies. Although the Fund may invest in any size companies, investments will generally be in large capitalization multinational companies. Gratry & Company LLC (“Gratry” or the “Advisor”), the Fund’s advisor, considers large capitalization companies to be those with market capitalization of $10 billion or higher at the time of investment. However, on occasion, the Fund may invest in companies with a market capitalization below $10 billion. The Fund invests primarily in equity securities of non-U.S. domiciled companies located in developed countries, but may also invest in companies located in emerging market countries. The Fund may also invest in exchange-traded funds (“ETFs”).

Although the Fund may invest directly in issuers in foreign countries, the Fund’s investment strategy will typically be implemented by investing in the American Depository Receipts (“ADRs”) of non-U.S. domiciled companies. ADRs are negotiable certificates evidencing ownership of shares of foreign issuers and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. The use of ADRs avoids the need for a global custodian and eliminates foreign currency exchange transactions that would otherwise be required to buy and sell the ordinary shares of companies in their local markets. The Fund generally will invest in securities of companies located in at least three different countries.

In investing the Fund’s assets, the Advisor employs an active fundamental investment process to identify companies that it believes exhibit sound financial characteristics and are run by proven management teams. On an ongoing basis, the Advisor employs a top-down macroeconomic analysis on each country in the investable universe, as defined from time to time. The Advisor’s “top-down” views are implemented with a fundamental bottom-up security selection process, whereby the Advisor seeks to invest in companies that it believes exhibit superior growth metrics, sound financial characteristics, and reasonable stock prices relative to perceived growth prospects at the time of purchase. The Advisor incorporates a “growth orientation” by seeking to identify securities of high quality companies trading at reasonable values compared to their future earnings potential. In constructing the Fund’s portfolio, the Advisor broadly diversifies investments across countries, sectors, and companies.

Principal Risks of Investing

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include ADRs and Global Depositary Receipts (“GDRs”). Unsponsored ADRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from changes in share prices and payment of dividends.

Currency Risk. The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the United States and foreign governments or central banks, the imposition of currency controls, and speculation.

Emerging Market Risk. Many of the risks with respect to foreign investments are more pronounced for investments in issuers in developing or emerging market countries. Emerging market countries tend to have more government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed economic, political and legal systems than those of more developed countries. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems.

Growth-Oriented Investment Strategies Risk. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue and earnings. Growth securities typically are very sensitive to market movements because their market prices frequently reflect projections of future earnings or revenues, and when it appears that those expectations will not be met, the prices of growth securities typically fall.

Large-Cap Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

ETF Risk. Investing in an ETF will provide the Fund with exposure to the securities comprising the index on which the ETF is based and will expose the Fund to risks similar to those of investing directly in those securities. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, involves duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Management and Strategy Risk. The value of your investment depends on the judgment of the Advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Institutional Class shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of a broad-based market index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Fund’s website, www.gratryfunds.com, or by calling the Fund at 1-855-447-2879. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar-Year Total Return (before taxes) for Institutional Class Shares For each calendar year at NAV

The year-to-date return as of June 30, 2016 was (8.57)%.

Institutional Class
Highest Calendar Quarter Return at NAV	7.97%	Quarter Ended 3/31/2015
Lowest Calendar Quarter Return at NAV	(12.51)%	Quarter Ended 9/30/2015

Average Annual Total Returns for Period Ended December 31, 2015
Average Annual Total Returns - Gratry International Growth Fund		1 Year	Since Inception	Inception Date
Institutional Class		(3.51%)	2.90%	Jun. 28, 2013
Institutional Class | After Taxes on Distributions	[1]	(3.84%)	2.68%	Jun. 28, 2013
Institutional Class | After Taxes on Distributions and Sales	[1]	(1.71%)	2.22%	Jun. 28, 2013
MSCI World EX USA Index (reflects no deduction for fees, expenses or taxes)		(3.04%)	3.49%	Jun. 28, 2013
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.